Description of Business and Segmented Disclosures (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Reportable Segments [Abstract]
Schedule of Segment and Operational Information
A) Results of Operations – Segment and Operational Information

	Upstream
For the years ended December 31,	Oil Sands		Conventional		Offshore		Total
	2023	2022	2023	2022	2023	2022	2023	2022
Revenues
Gross Sales (1)	26,192	34,683	3,273	4,439	1,617	2,020	31,082	41,142
Less: Royalties	3,059	4,493	112	298	99	77	3,270	4,868
	23,133	30,190	3,161	4,141	1,518	1,943	27,812	36,274
Expenses
Purchased Product (1)	1,457	4,718	1,695	2,023	—	—	3,152	6,741
Transportation and Blending (1)	10,774	12,036	298	250	16	15	11,088	12,301
Operating	2,716	2,930	590	541	384	318	3,690	3,789
Realized (Gain) Loss on Risk Management	17	1,527	(5)	92	—	—	12	1,619
Operating Margin	8,169	8,979	583	1,235	1,118	1,610	9,870	11,824
Unrealized (Gain) Loss on Risk Management	15	(68)	(19)	13	—	—	(4)	(55)
Depreciation, Depletion and Amortization	2,993	2,763	386	370	487	585	3,866	3,718
Exploration Expense	19	9	6	1	17	91	42	101
(Income) Loss From Equity- Accounted Affiliates	6	8	—	—	(57)	(23)	(51)	(15)
Segment Income (Loss)	5,136	6,267	210	851	671	957	6,017	8,075

	Downstream
	Canadian Refining		U.S. Refining		Total
For the years ended December 31,	2023	2022	2023	2022	2023	2022
Revenues
Gross Sales (1)	6,233	7,792	26,393	30,218	32,626	38,010
Less: Royalties	—	—	—	—	—	—
	6,233	7,792	26,393	30,218	32,626	38,010
Expenses
Purchased Product (1)	4,919	6,389	23,354	26,020	28,273	32,409
Transportation and Blending	—	—	—	—	—	—
Operating	639	704	2,562	2,346	3,201	3,050
Realized (Gain) Loss on Risk Management	—	—	—	112	—	112
Operating Margin	675	699	477	1,740	1,152	2,439
Unrealized (Gain) Loss on Risk Management	—	—	(17)	18	(17)	18
Depreciation, Depletion and Amortization	185	208	486	640	671	848
Exploration Expense	—	—	—	—	—	—
(Income) Loss From Equity-Accounted Affiliates	—	—	—	—	—	—
Segment Income (Loss)	490	491	8	1,082	498	1,573
(1)Comparative periods reflect certain revisions. See Note 39.

	Corporate and Eliminations		Consolidated
For the years ended December 31,	2023	2022	2023	2022
Revenues
Gross Sales (1)	(8,234)	(7,387)	55,474	71,765
Less: Royalties	—	—	3,270	4,868
	(8,234)	(7,387)	52,204	66,897
Expenses
Purchased Product (1)	(6,710)	(5,192)	24,715	33,958
Transportation and Blending (1)	(947)	(1,175)	10,141	11,126
Operating (1)	(539)	(1,023)	6,352	5,816
Realized (Gain) Loss on Risk Management	(3)	31	9	1,762
Unrealized (Gain) Loss on Risk Management	73	(89)	52	(126)
Depreciation, Depletion and Amortization	107	113	4,644	4,679
Exploration Expense	—	—	42	101
(Income) Loss From Equity-Accounted Affiliates	—	—	(51)	(15)
Segment Income (Loss)	(215)	(52)	6,300	9,596
General and Administrative	688	865	688	865
Finance Costs	671	820	671	820
Interest Income	(133)	(81)	(133)	(81)
Integration, Transaction and Other Costs	85	106	85	106
Foreign Exchange (Gain) Loss, Net	(67)	343	(67)	343
Revaluation (Gain) Loss	34	(549)	34	(549)
Re-measurement of Contingent Payment	59	162	59	162
(Gain) Loss on Divestiture of Assets	(14)	(269)	(14)	(269)
Other (Income) Loss, Net	(63)	(532)	(63)	(532)
	1,260	865	1,260	865
Earnings (Loss) Before Income Tax			5,040	8,731
Income Tax Expense (Recovery)			931	2,281
Net Earnings (Loss)			4,109	6,450
(1)Comparative periods reflect certain revisions. See Note 39.

Schedule of Revenues by Product
B) Revenues by Product

For the years ended December 31,	2023	2022
Upstream
Oil Sands
Crude Oil (1)	22,550	28,921
NGLs (2)	352	877
Natural Gas and Other	231	392
Conventional
Crude Oil	589	429
NGLs (2)	799	926
Natural Gas and Other (1)	1,773	2,786
Offshore
Crude Oil	385	581
NGLs	280	354
Natural Gas	853	1,008
Total Upstream	27,812	36,274
Downstream
Canadian Refining
Synthetic Crude Oil	2,124	2,360
Diesel	1,752	2,164
Asphalt	571	620
Gasoline	522	948
Other Products and Services	1,264	1,700
U.S. Refining
Gasoline	12,375	14,116
Distillates	9,612	11,453
Asphalt	864	533
Other Products (1)	3,542	4,116
Total Downstream	32,626	38,010
Corporate and Eliminations (1)	(8,234)	(7,387)
Consolidated	52,204	66,897
(1)Comparative periods reflect certain revisions. See Note 39.
(2)Third-party condensate sales are included within NGLs.

Schedule of Geographical Information
C) Geographical Information

	Revenues (1)
For the years ended December 31,	2023	2022
Canada (2)	25,128	33,314
United States (2)	25,943	32,221
China	1,133	1,362
Consolidated	52,204	66,897
(1)Revenues by country are classified based on where the operations are located.
(2)Comparative periods reflect certain revisions. See Note 39.

	Non-Current Assets (1)
As at December 31,	2023	2022
Canada	35,876	35,194
United States	5,230	4,824
China	1,608	2,064
Indonesia	344	365
Consolidated	43,058	42,447
(1)Includes exploration and evaluation (“E&E”) assets, property, plant and equipment (“PP&E”), right-of-use (“ROU”) assets, income tax receivable, investments in equity-accounted affiliates, precious metals, intangible assets and goodwill.
Schedule of Assets by Segment
D) Assets by Segment

	E&E Assets		PP&E		ROU Assets
As at December 31,	2023	2022	2023	2022	2023	2022
Oil Sands	729	674	24,443	24,657	849	638
Conventional	—	6	2,209	2,020	1	2
Offshore	9	5	2,798	2,549	102	152
Canadian Refining	—	—	2,469	2,466	28	252
U.S. Refining	—	—	5,014	4,482	268	329
Corporate and Eliminations	—	—	317	325	432	472
Consolidated	738	685	37,250	36,499	1,680	1,845

	Goodwill		Total Assets
As at December 31,	2023	2022	2023	2022
Oil Sands	2,923	2,923	31,673	32,248
Conventional	—	—	2,429	2,410
Offshore	—	—	3,511	3,339
Canadian Refining	—	—	2,960	3,172
U.S. Refining	—	—	8,660	8,324
Corporate and Eliminations	—	—	4,682	6,376
Consolidated	2,923	2,923	53,915	55,869

Schedule of Capital Expenditures
E) Capital Expenditures (1)

For the years ended December 31,	2023	2022
Capital Investment
Oil Sands	2,382	1,792
Conventional	452	344
Offshore
Asia Pacific	7	8
Atlantic	635	302
Total Upstream	3,476	2,446

Canadian Refining	145	117
U.S. Refining	602	1,059
Total Downstream	747	1,176

Corporate and Eliminations	75	86
	4,298	3,708
Acquisitions (Note 5)
Oil Sands (2)	37	1,609
Conventional	5	12
U.S. Refining (3)	385	—
	427	1,621

Total Capital Expenditures	4,725	5,329
(1)Includes expenditures on PP&E, E&E assets and capitalized interest. Excludes capital expenditures related to the HCML joint venture.
(2)In 2022, Cenovus was deemed to have disposed of its pre-existing interest in Sunrise Oil Sands Partnership (“SOSP”) and reacquired it at fair value as required by International Financial Reporting Standard 3, “Business Combinations” (“IFRS 3”). The acquisition capital above does not include the fair value of the pre-existing interest in SOSP of $1.6 billion.
(3)In 2023, Cenovus was deemed to have disposed of its pre-existing interest in BP-Husky Refining LLC (“Toledo”) and reacquired it at fair value as required by IFRS 3. The acquisition capital above does not include the fair value of the pre-existing interest in Toledo of $368 million.